UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-2552

Waddell & Reed Advisors Funds, Inc.
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(Exact name of registrant as specified in charter)

6300 Lamar Avenue, Overland Park, Kansas 66202
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(Address of principal executive offices) (Zip code)

Kristen A. Richards
6300 Lamar Avenue
Overland Park, Kansas 66202
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(Name and address of agent for service)

Registrant's telephone number, including area code: 913-236-2000

Date of fiscal year end: June 30

Date of reporting period: September 30, 2005

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under that Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

The Investments of Waddell & Reed Advisors Accumulative Fund
September 30, 2005
COMMON STOCKS	Shares	Value

Air Transportation - 2.21%
Southwest Airlines Co.	2,000,000	$29,700,000
UTi Worldwide Inc.	200,000	15,502,000
		45,202,000
Aircraft - 4.19%
Boeing Company (The)	500,000	33,975,000
Goodrich Corporation	250,000	11,085,000
Rockwell Collins, Inc.	300,000	14,496,000
United Technologies Corporation	500,000	25,920,000
		85,476,000
Aluminum - 0.72%
Alcoa Incorporated	600,000	14,652,000

Banks - 1.53%
Bank of America Corporation	200,000	8,420,000
Citigroup Inc.	500,000	22,760,000
		31,180,000
Business Equipment and Services - 1.79%
Infosys Technologies Limited (A)	350,000	26,012,000
Omnicom Group Inc.	125,000	10,453,750
		36,465,750
Capital Equipment - 0.12%
Dresser-Rand Group Inc.*	103,000	2,536,890

Chemicals - Petroleum and Inorganic - 1.25%
du Pont (E.I.) de Nemours and Company	250,000	9,792,500
Monsanto Company	250,000	15,687,500
		25,480,000
Chemicals - Specialty - 0.65%
Scotts Miracle-Gro Company (The)	150,000	13,189,500

Coal - 0.37%
Foundation Coal Holdings, Inc.	195,000	7,497,750

Communications Equipment - 1.23%
Cisco Systems, Inc.*	1,200,000	21,510,000
Juniper Networks, Inc.*	150,000	3,569,250
		25,079,250
Computers - Main and Mini - 0.59%
International Business Machines Corporation	150,000	12,033,000

Computers - Micro - 2.47%
Apple Computer, Inc.*	430,000	23,054,450
Dell Inc.*	800,000	27,356,000
		50,410,450
Computers - Peripherals - 3.32%
Microsoft Corporation	2,300,000	59,167,500
SAP Aktiengesellschaft, ADR	200,000	8,666,000
		67,833,500
Cosmetics and Toiletries - 0.22%
Alberto-Culver Company	100,000	4,475,000

Electrical Equipment - 0.19%
Microsemi Corporation*	150,000	3,830,250

Electronic Components - 1.58%
Intel Corporation	1,000,000	24,645,000
Texas Instruments Incorporated	225,000	7,627,500
		32,272,500
Electronic Instruments - 0.37%
Novellus Systems, Inc.	300,000	7,525,500

Finance Companies - 3.46%
Fannie Mae	450,000	20,169,000
Freddie Mac	300,000	16,938,000
SLM Corporation	625,000	33,525,000
		70,632,000
Food and Related - 0.94%
J.M. Smucker Company (The)	395,000	19,173,300

Forest and Paper Products - 0.56%
International Paper Company	385,000	11,473,000

Health Care - Drugs - 9.09%
Amgen Inc.*	600,000	47,790,000
Genentech, Inc.*	175,000	14,736,750
Gilead Sciences, Inc. (A)*	900,000	43,839,000
Martek Biosciences Corporation*	100,000	3,513,500
MedImmune, Inc.*	350,000	11,770,500
Pfizer Inc.	900,000	22,473,000
Schering-Plough Corporation	700,000	14,735,000
Teva Pharmaceutical Industries Limited, ADR	800,000	26,728,000
		185,585,750
Health Care - General - 5.62%
Da Vita Inc.*	615,000	28,333,050
Renal Care Group, Inc.*	470,000	22,240,400
St. Jude Medical, Inc.*	650,000	30,420,000
Schein (Henry), Inc.*	225,000	9,583,875
Zimmer Holdings, Inc.*	350,000	24,111,500
		114,688,825
Hospital Supply and Management - 6.95%
Caremark Rx, Inc.*	425,000	21,220,250
HCA Inc.	151,352	7,252,788
Health Net, Inc.*	235,000	11,120,200
PSS World Medical, Inc.*	700,000	9,310,000
PacifiCare Health Systems, Inc.*	500,000	39,890,000
Triad Hospitals, Inc.*	420,000	19,013,400
WellPoint, Inc.*	450,000	34,119,000
		141,925,638
Hotels and Gaming - 0.85%
Hilton Hotels Corporation	775,000	17,298,000

Household - General Products - 2.35%
Colgate-Palmolive Company	600,000	31,674,000
Procter & Gamble Company (The)	275,000	16,351,500
		48,025,500
Insurance - Property and Casualty - 2.39%
American International Group, Inc.	175,000	10,843,000
Hartford Financial Services Group Inc. (The)	200,000	15,434,000
St. Paul Companies, Inc. (The)	500,000	22,435,000
		48,712,000
Leisure Time Industry - 1.96%
Royal Caribbean Cruises Ltd.	425,000	18,360,000
Walt Disney Company (The)	900,000	21,717,000
		40,077,000
Multiple Industry - 6.66%
General Electric Company	2,300,000	77,441,000
Google Inc., Class A*	64,000	20,231,680
Huntsman Corporation*	375,000	7,331,250
Las Vegas Sands, Inc.*	450,000	14,809,500
NRG Energy, Inc.*	305,000	12,993,000
Primus Guaranty, Ltd.*	290,000	3,155,200
		135,961,630
Petroleum - Domestic - 1.91%
Equitable Resources, Inc.	1,000,000	39,060,000

Petroleum - International - 17.14%
Burlington Resources Inc.	1,000,000	81,320,000
ChevronTexaco Corporation	2,087,100	135,097,983
ConocoPhillips	1,000,000	69,910,000
Exxon Mobil Corporation	1,000,000	63,540,000
		349,867,983
Petroleum - Services - 5.11%
Patterson-UTI Energy, Inc.	1,500,000	54,067,500
Schlumberger Limited	450,000	37,971,000
Transocean Inc.*	200,000	12,262,000
		104,300,500
Railroad - 0.23%
CSX Corporation	100,000	4,648,000

Restaurants - 2.10%
Applebee's International, Inc.	200,000	4,137,000
McDonald's Corporation (A)	300,000	10,047,000
P.F. Chang's China Bistro, Inc.*	100,000	4,481,500
YUM! Brands, Inc.	500,000	24,205,000
		42,870,500
Retail - Food Stores - 3.39%
CVS Corporation	1,150,000	33,361,500
Walgreen Co.	825,000	35,846,250
		69,207,750
Retail - General Merchandise - 1.00%
Target Corporation	100,000	5,193,000
Wal-Mart Stores, Inc.	350,000	15,337,000
		20,530,000
Security and Commodity Brokers - 2.41%
Goldman Sachs Group, Inc. (The)	225,000	27,355,500
Marsh & McLennan Companies, Inc.	275,000	8,357,250
Prudential Financial, Inc.	200,000	13,512,000
		49,224,750
Tobacco - 1.80%
Altria Group, Inc.	500,000	36,855,000
Utilities - Electric - 0.52%
Exelon Corporation	200,000	10,688,000
Utilities - Telephone - 0.47%
SBC Communications Inc.	400,000	9,588,000

TOTAL COMMON STOCKS - 99.71%		$2,035,532,466

(Cost: $1,726,354,765)

PUT OPTIONS - 0.03%	Number of Contracts

CVS Corporation, October 27.5, Expires 10-22-05	11,500	230,000
Walgreen Co., October 42.5, Expires 10-22-05	8,250	288,750
(Cost: $1,492,205)		$518,750

SHORT-TERM SECURITIES	Principal Amount in Thousands

Publishing - 0.02%
Tribune Co.,
3.91%, 10-3-05	$341	340,926

Utilities - Telephone - 0.24%
Verizon Global Funding, Inc.,
3.63%, 10-11-05	5,000	4,994,958

TOTAL SHORT-TERM SECURITIES - 0.26%		$5,335,884

(Cost: $5,335,884)

TOTAL INVESTMENT SECURITIES - 100.00%		$2,041,387,100

(Cost: $1,733,182,854)

Notes to Schedule of Investments
*No dividends were paid during the preceding 12 months.
(A)Securities serve as cover for the following written call options outstanding at September 30, 2005:
Underlying Security	Contracts Subject to Call	Expiration Month/ Exercise Price	Premium Received	Market Value

Gilead Sciences, Inc.	4,500	November/50	$421,632	$630,000
Infosys Technologies Limited	3,365	October/75	410,783	673,000
McDonald's Corporation	3,000	October/35	177,832	120,000

			$1,010,247	$1,423,000

The Investments of Waddell & Reed Advisors Core Investment Fund
September 30, 2005
COMMON STOCKS	Shares	Value

Aircraft - 5.13%
Boeing Company (The)	1,479,600	$100,538,820
Goodrich Corporation	196,800	8,726,112
Lockheed Martin Corporation	637,195	38,894,383
United Technologies Corporation	1,241,200	64,343,808
		212,503,123
Banks - 0.50%
U.S. Bancorp	741,700	20,826,936

Beverages - 1.63%
PepsiCo, Inc.	1,190,100	67,490,571

Broadcasting - 0.49%
Comcast Corporation, Class A Special*	704,900	20,318,742

Capital Equipment - 3.72%
Caterpillar Inc.	1,237,200	72,685,500
Deere & Company	711,100	43,519,320
Illinois Tool Works Inc.	460,800	37,937,664
		154,142,484
Chemicals - Specialty - 2.46%
Air Products and Chemicals, Inc.	1,845,350	101,752,599

Computers - Micro - 0.88%
Dell Inc.*	1,066,400	36,465,548

Computers - Peripherals - 4.08%
Electronic Arts Inc.*	414,500	23,582,977
Microsoft Corporation	1,691,100	43,503,548
SAP Aktiengesellschaft, ADR	2,355,700	102,072,481
		169,159,006
Defense - 2.21%
General Dynamics Corporation	765,400	91,503,570

Electronic Components - 3.71%
Intel Corporation	2,330,200	57,427,779
Maxim Integrated Products, Inc.	1,053,100	44,909,449
Texas Instruments Incorporated	1,522,500	51,612,750
		153,949,978
Finance Companies - 2.14%
SLM Corporation	1,651,400	88,581,096

Food and Related - 2.12%
Campbell Soup Company	698,900	20,792,275
Kellogg Company	1,450,600	66,916,178
		87,708,453
Health Care - Drugs - 6.93%
Amgen Inc.*	736,140	58,633,551
Genentech, Inc.*	358,000	30,147,180
Gilead Sciences, Inc.*	1,267,600	61,744,796
Novartis AG, Registered Shares (A)	427,700	21,692,294
Pfizer Inc.	4,611,390	115,146,408
		287,364,229
Health Care - General - 3.29%
Boston Scientific Corporation*	1,425,100	33,304,587
Johnson & Johnson	961,300	60,831,064
Wyeth	914,900	42,332,423
		136,468,074
Hospital Supply and Management - 6.38%
Aetna Inc.	463,140	39,894,880
Caremark Rx, Inc.*	355,100	17,730,143
Guidant Corporation	500,200	34,458,778
Medtronic, Inc.	1,280,300	68,649,686
Stryker Corporation	414,900	20,508,507
UnitedHealth Group Incorporated	544,800	30,617,760
WellPoint, Inc.*	691,600	52,437,112
		264,296,866

Hotels and Gaming - 1.75%
Marriott International, Inc., Class A	610,700	38,474,100
Starwood Hotels & Resorts Worldwide, Inc.	598,800	34,233,396
		72,707,496
Household - General Products - 0.83%
Colgate-Palmolive Company	652,800	34,461,312

Insurance - Property and Casualty - 2.30%
Berkshire Hathaway Inc., Class A*	1,163	95,366,000

Leisure Time Industry - 1.84%
Carnival Corporation	1,526,600	76,299,468

Multiple Industry - 4.59%
General Electric Company	4,317,600	145,373,592
Las Vegas Sands, Inc.*	1,357,700	44,681,907
		190,055,499
Non-Residential Construction - 1.06%
Fluor Corporation	683,350	43,994,073

Petroleum - Canada - 0.67%
Canadian Natural Resources Limited	315,000	14,234,850
Suncor Energy Inc.	220,900	13,371,077
		27,605,927
Petroleum - Internationals - 6.06%
Burlington Resources Inc.	1,357,200	110,367,504
Exxon Mobil Corporation	2,214,740	140,724,580
		251,092,084
Petroleum - Services - 12.77%
Baker Hughes Incorporated	2,949,300	176,014,224
Nabors Industries Ltd.*	950,200	68,252,866
Schlumberger Limited	1,518,400	128,122,592
Smith International, Inc.	662,800	22,077,868
Transocean Inc.*	616,200	37,779,222
Weatherford International Ltd.*	1,411,400	96,906,724
		529,153,496
Retail - Food Stores - 0.94%
Walgreen Co.	894,650	38,872,543

Retail - General Merchandise - 2.82%
Family Dollar Stores, Inc.	1,832,700	36,415,749
Kohl's Corporation*	1,229,100	61,676,238
Target Corporation	363,600	18,881,748
		116,973,735
Retail - Specialty Stores - 0.55%
Best Buy Co., Inc.	520,050	22,637,776

Security and Commodity Brokers - 3.61%
Goldman Sachs Group, Inc. (The)	1,020,900	124,121,022
Lehman Brothers Holdings Inc.	219,500	25,567,360
		149,688,382
Timesharing and Software - 1.03%
Yahoo! Inc.*	1,263,400	42,785,041

Trucking and Shipping - 0.99%
United Parcel Service, Inc., Class B	591,700	40,904,221

Utilities - Electric - 1.17%
Dominion Resources, Inc.	562,750	48,475,285

Utilities - Telephone - 4.17%
SBC Communications Inc.	872,100	20,904,237
Sprint Nextel Corporation	987,900	23,492,262
UBS AG (A)	512,000	43,510,507
Vodafone Group Plc, ADR	3,270,900	84,945,273
		172,852,279

TOTAL COMMON STOCKS - 92.82%		$3,846,455,892

(Cost: $2,728,430,043)

SHORT-TERM SECURITIES	Principal Amount in Thousands

Commercial Paper
Beverages - 0.75%
Diageo Capital plc (Diageo plc),
3.64%, 10-7-05	$10,000	9,993,933
PepsiCo, Inc.,
3.7%, 10-11-05	20,948	20,926,470
		30,920,403
Capital Equipment - 0.48%
Deere (John) Capital Corporation:
3.7%, 10-5-05	5,000	4,997,945
3.7%, 10-11-05	15,000	14,984,583
		19,982,528
Containers - 0.24%
Bemis Company, Inc.,
3.78%, 10-11-05	10,000	9,989,500

Finance Companies - 1.41%
BP Capital Markets p.l.c.,
3.88%, 10-3-05	28,665	28,658,821
Preferred Receivables Funding Corp.,
3.75%, 10-19-05	7,000	6,986,875
Prudential Funding LLC,
3.7%, 10-13-05	17,000	16,979,033
Vehicle Services of America Ltd. (Bank of America, N.A.),
3.72%, 10-13-05	6,000	5,992,560
		58,617,289
Food and Related - 0.83%
Sara Lee Corporation:
3.85%, 10-12-05	7,600	7,591,060
3.82%, 10-18-05	10,000	9,981,961
Heinz (H.J.) Finance Co. (Heinz (H.J.) Co.),
3.81%, 10-21-05	17,000	16,964,017
		34,537,038
Health Care - General - 0.12%
Baxter International Inc.,
3.87%, 10-3-05	5,000	4,998,925

Household - General Products - 1.01%
Clorox Co.:
3.72%, 10-5-05	6,000	5,997,520
3.82%, 10-20-05	12,500	12,474,799
Fortune Brands Inc.:
3.83%, 10- 4-05	12,500	12,496,010
3.87%, 10-17-05	11,000	10,981,080
		41,949,409
Multiple Industry - 0.60%
Detroit Edison Co.,
3.92%, 10- 4-05	10,000	9,996,734
Michigan Consolidated Gas Co.,
3.87%, 10- 4-05	15,000	14,995,163
		24,991,897
Retail - General Merchandise - 0.64%
Service Oil, Inc., Taxable Variable Rate Demand Bonds (Service Oil, Inc.), Series 2002 (U.S. Bank, National Association),
3.93%, 10-3-05	6,540	6,540,000
Target Corporation:
3.87%, 10-3-05	5,017	5,015,921
3.75%, 10-11-05	15,000	14,984,375
		26,540,296
Security and Commodity Brokers - 0.11%
Greenwich Capital Holdings Inc. (Royal Bank of Scotland PLC (The)),
3.87%, 10-3-05	4,677	4,675,995

Utilities - Gas and Pipeline - 0.41%
Questar Corporation,
3.86%, 10-11-05	17,000	16,981,772

Utilities - Telephone - 0.24%
SBC Communications Inc.,
3.63%, 10-6-05	10,000	9,994,958

Total Commercial Paper - 6.84%		284,180,010

Municipal Obligation - Taxable - 0.22%
California
County of Sacramento, Taxable Pension Funding Bonds, Series 1995B (Bayerische Landesbank Girozentrale, New York Branch),
3.85%, 10-5-05	9,000	9,000,000

United States Government Agency Obligation - 0.12%
Overseas Private Investment Corporation,
3.8%, 10-5-05	5,000	5,000,000

TOTAL SHORT-TERM SECURITIES - 7.18%		$298,180,010

(Cost: $298,180,010)

TOTAL INVESTMENT SECURITIES - 100.00%		$4,144,635,902

(Cost: $3,026,610,053)

Notes to Schedule of Investments
*No dividends were paid during the preceding 12 months.

(A)Listed on an exchange outside of the United States.

The Investments of Waddell & Reed Advisors Science and Technology Fund
September 30, 2005
COMMON STOCKS	Shares	Value

Broadcasting - 2.07%
XM Satellite Radio Holdings Inc., Class A*	1,372,750	$49,288,589

Business Equipment and Services - 9.35%
ATI Technologies Inc.*	1,935,600	26,972,586
CheckFree Corporation*	1,447,600	54,719,280
Euronet Worldwide, Inc.*	1,814,750	53,616,789
Headwaters Incorporated*	1,312,400	49,083,760
Satyam Computer Services (Shanghai) Co., Ltd.	1,271,400	38,421,708
		222,814,123
Communications Equipment - 1.09%
Nokia Corporation, Series A, ADR	1,535,600	25,966,996

Computers - Peripherals - 11.29%
Microsoft Corporation	2,782,400	71,577,240
Oracle Corporation*	3,274,800	40,591,146
Red Hat, Inc.*	3,027,800	64,174,221
Symantec Corporation*	1,753,200	39,701,214
Symbol Technologies, Inc.	5,461,179	52,864,213
		268,908,034
Electronic Components - 7.97%
MediaTek Incorporation*	277,764	2,619,783
Microchip Technology Incorporated	1,224,900	36,881,739
Micron Technology, Inc.*	3,877,100	51,565,430
Samsung Electronics Co., Ltd.*	175,000	98,714,505
		189,781,457
Electronic Instruments - 1.43%
ASML Holding N.V., Ordinary Shares*	1,331,600	21,978,058
Mattson Technology, Inc.*	1,621,300	12,167,856
		34,145,914
Health Care - Drugs - 7.26%
Amgen Inc.*	617,400	49,175,910
Genzyme Corporation*	1,085,300	77,718,333
Neurocrine Biosciences, Inc.*	937,400	46,096,645
		172,990,888
Health Care - General - 2.01%
Advanced Medical Optics, Inc.*	1,260,900	47,851,155

Hospital Supply and Management - 20.19%
Cerner Corporation*	2,204,640	191,550,146
Triad Hospitals, Inc.*	1,758,600	79,611,822
UnitedHealth Group Incorporated	1,090,000	61,258,000
WellCare Health Plans, Inc.*	2,691,100	99,705,255
WellPoint, Inc.*	642,400	48,706,768
		480,831,991
Multiple Industry - 17.14%
Cogent, Inc.*	900,800	21,389,496
Global Cash Acess, Inc.*	805,400	11,356,140
Google Inc., Class A*	228,300	72,170,196
PRA International*	934,000	28,272,180
PortalPlayer, Inc.*	1,354,000	37,052,210
Refco Inc.*	682,600	19,297,102
Research In Motion Limited*	1,602,400	109,411,872
Telvent GIT, S.A.*	1,139,900	12,493,304
VeriFone Holdings, Inc.*	2,624,000	52,768,640
Volterra Semiconductor Corporation*	1,793,677	22,026,354
WorldSpace, Inc., Class A*	1,550,100	22,034,672
		408,272,166
Security and Commodity Brokers - 3.07%
Chicago Mercantile Exchange Holdings Inc.	217,100	73,227,830

Timesharing and Software - 4.01%
Alliance Data Systems Corporation*	2,442,650	95,629,747

Utilities - Electric - 0.51%
Plug Power Inc.*	1,799,100	12,224,885

TOTAL COMMON STOCKS - 87.40%		$2,081,933,775

(Cost: $1,585,997,816)

SHORT-TERM SECURITIES	Principal Amount in Thousands

Commercial Paper
Aircraft - 0.48%
United Technologies Corporation,
3.77%, 10-3-05	$11,346	11,343,624

Aluminum - 1.05%
Alcoa Incorporated,
3.9%, 10-3-05	25,000	24,994,583

Beverages - 0.84%
Diageo Capital plc (Diageo plc),
3.84%, 10-6-05	20,000	19,989,333

Capital Equipment - 2.15%
Caterpillar Inc.:
3.75%, 10-7-05	10,000	9,993,750
3.74%, 10-14-05	23,600	23,568,127
Deere (John) Capital Corporation:
3.7%, 10-5-05	7,618	7,614,868
3.67%, 10-6-05	10,000	9,994,903
		51,171,648
Consumer Electronics - 0.42%
Sony Capital Corp.,
3.8%, 10-21-05	10,000	9,978,889

Finance Companies - 1.92%
PACCAR Financial Corp.,
3.7%, 10-6-05	9,000	8,995,375
Preferred Receivables Funding Corp.,
3.62%, 10-6-05	4,700	4,697,637
Prudential Funding LLC,
3.7%, 10-13-05	17,000	16,979,033
USAA Capital Corp.,
3.75%, 10- 4-05	15,000	14,995,313
		45,667,358
Food and Related - 1.30%
Heinz (H.J.) Finance Co. (Heinz (H.J.) Co.):
3.79%, 10-4-05	15,000	14,995,263
3.9%, 10-19-05	6,000	5,988,300
Sara Lee Corporation,
3.82%, 10-18-05	10,000	9,981,961
		30,965,524
Health Care - Drugs - 0.71%
Alcon Capital Corporation (Nestle S.A.),
3.8%, 10-13-05	17,000	16,978,467

Health Care - General - 0.42%
Baxter International Inc.,
3.9%, 10-5-05	10,000	9,995,667

Household - General Products - 0.83%
Clorox Co.,
3.72%, 10-5-05	7,250	7,247,003
Fortune Brands Inc.,
3.83%, 10- 4-05	12,500	12,496,010
		19,743,013
Publishing - 0.82%
Gannett Co., Inc.:
3.77%, 10-3-05	9,600	9,597,989
3.75%, 10-6-05	10,000	9,994,792
		19,592,781
Retail - General Merchandise - 0.42%
Target Corporation,
3.75%, 10-11-05	10,000	9,989,584

Security and Commodity Brokers - 0.08%
Greenwich Capital Holdings Inc. (Royal Bank of Scotland PLC (The)),
3.87%, 10-3-05	1,975	1,974,575

Utilities - Telephone - 0.63%
SBC Communications Inc.,
3.65%, 10-12-05	15,000	14,983,271

Total Commercial Paper - 12.60%		287,368,317

Municipal Obligations
California - 0.42%
California Pollution Control Financing Authority, Environmental Improvement Revenue Bonds (Air Products and Chemicals, Inc./Wilmington Facility), Taxable Series 1997A,
3.71%, 11-2-05	10,100	10,100,000

Texas - 0.11%
Gulf Coast Waste Disposal Authority, Pollution Control Revenue Bonds (Amoco Oil Company Project), Taxable Series 1995,
3.66%, 10-6-05	2,600	2,600,000

Total Municipal Obligations - 0.53%		12,700,000

TOTAL SHORT-TERM SECURITIES - 12.60%		$300,068,317

(Cost: $300,068,317)

TOTAL INVESTMENT SECURITIES - 100.00%		$2,382,002,092

(Cost: $1,886,066,133)

Notes to Schedule of Investments
*No dividends were paid during the preceding 12 months.

ITEM 2. CONTROLS AND PROCEDURES.
(a)	The Registrant's Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, have concluded that such controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective and adequately designed to ensure that information required to be disclosed by the Registrant in its reports that it files or submits is accumulated and communicated to the Registrant's management, including the Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, as appropriate, to allow timely decisions regarding required disclosure.

(b)	There were no significant changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.
A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)).

Attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Waddell & Reed Advisors Funds, Inc.

(Registrant)

By	/s/Kristen A. Richards
Kristen A. Richards, Vice President and Secretary

Date November 29, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/Henry J. Herrmann
Henry J. Herrmann, President and Principal Executive Officer

Date November 29, 2005

By	/s/Theodore W. Howard
Theodore W. Howard, Treasurer and Principal Financial Officer

Date November 29, 2005